Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets [Abstract]
Goodwill
Goodwill:

(In US$ millions)	December 31, 2011	December 31, 2010
Net book balance at January 1	1,676	1,596
Goodwill acquired during the year	-	85
Impairment losses	-	-
Currency adjustments	15	(5)
Deconsolidation Archer	(371)	-
Net book balance of December 31	1,320	1,676

Other intangible assets
Other intangible assets:

Other intangible assets relate to customer relationships, technology and trademarks within the operating segment Well Services.

(In US$ millions)	December 31, 2011	December 31, 2010
Net book balance at January 1	57	23
Intangible assets acquired during the year	-	38
Depreciation	-	(4)
Deconsolidation Archer	(57)	-
Net book balance of December 31	-	57